UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-32



                           Fundamental Investors, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004





                                 Patrick F. Quan
                                    Secretary
                           Fundamental Investors, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

FUNDAMENTAL INVESTORS

[photo of an apartment building in the reflection of a mirrored glass office building]

Semi-annual report for the six months ended June 30, 2004

Fundamental Investors(SM) seeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2004:

Class A shares                                                      1 year                5 years              10 years

Reflecting 5.75% maximum sales charge                               +16.82%               +1.20%                +11.85%

The fund's 30-day yield for Class A shares as of July 31, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 1.64%. The fund's distribution rate for Class A shares as of that date was 1.31%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investing outside the United States is subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund's prospectus.

FELLOW SHAREHOLDERS:

[black and white photo of an apartment building in the reflection of a mirrored glass office building]

A recovering world economy meant equity markets began 2004 with considerable momentum, but a number of issues worried investors and ultimately restrained results. For the six months ended June 30, 2004, Fundamental Investors gained 2.8% with distributions reinvested.

The fund's return was slightly ahead of the 2.2% gain in its category benchmark, the Lipper Large-Cap Core Funds Index, which measures funds that allow a wide range of companies in their portfolios. The fund trailed the 3.5% increase in the Lipper Large-Cap Value Funds Index, which tracks funds that invest in companies that are undervalued within their industries.

The unmanaged Standard & Poor's 500 Composite Index, a broad measure of U.S. stocks, gained 3.4%.

While six-month returns were muted, a look at the table below offers encouragement to long-term investors. For the 12 months ended June 30, the fund significantly outpaced all three of its benchmarks, just as it has done over longer, more meaningful periods.

[Begin Sidebar] Results at a glance

Returns for periods ended June 30, 2004, with all distributions reinvested.

                                                      6 months          1 year          5 years(1)    10 years(1)    Lifetime(1)(2)

Fundamental Investors                                   +2.79%          +23.95%            +2.41%         +12.52%         +14.00%
Lipper Large-Cap Core Funds Index                       +2.24           +15.84             -2.53           +9.99           --3
Lipper Large-Cap Value Funds Index                      +3.49           +19.61             -0.25          +10.79          +12.98
Standard & Poor's
     500 Composite Index                                +3.44           +19.10             -2.20          +11.82          +13.35

(1) Average annual total return.
(2) Since Capital Research and Management Company began managing the fund on August 1, 1978.
(3) Index began on December 29, 1978.
The market indexes are unmanaged.

Also encouraging is Fundamental  Investors'  continuing  commitment to providing
shareholders   with  steady  quarterly   income.   The  fund's  return  includes
reinvestment of the 10-cents-a-share dividends paid in both February and May.

MARKETS COOL ON MIXED CONCERNS

Geopolitical unrest -- most visible in the Madrid train bombings and the heightened violence in Iraq -- helped keep investors on the sidelines for much of the six-month period. U.S. markets reflected the hesitancy, slipping from mid-February highs and trading in a fairly narrow range for the remainder of the period.

Market lethargy worsened when officials in China, worried that an overheated economy could mean runaway inflation, took steps to moderate growth. Since recent Chinese expansion has relied heavily on a variety of imported commodities and manufactured goods, the prospect of a slowdown had a chilling effect worldwide.

The United States had inflation concerns of its own, and investors became cautious when the Federal Reserve began signaling that a period of rising rates was in the offing. Rate-hike speculation was confirmed when, on the final day of the fund's reporting period, the Fed raised the federal funds rate by a quarter of a percentage point, to 1.25%, the first such increase in four years. The Fed continued down this path after the close of the reporting period, when it increased the rate to 1.50% on August 10.

RESILIENCE AMID UNCERTAINTY

Despite this uncertain and difficult environment, the fund's carefully chosen portfolio pulled its returns into positive territory.

The fund's sizable oil and gas position benefited from both strong global demand and oil prices that rose on threats to supplies. Gainers included Murphy Oil (+12.9%), ConocoPhillips (+16.4%) and Norway's Norsk Hydro (+5.8%).

Aerospace and defense stocks also contributed positively to results. Boeing (+21.2%) and Raytheon (+19.1%), both among the fund's top 10 holdings, each recorded large gains. Shares of Northrop Grumman and General Dynamics rose 8.9% and 9.9%, respectively -- though United Technologies (-3.5%) and Canada's Bombardier (-28.8%) finished in negative territory.

The fund's metals and mining holdings declined for the period. Freeport-McMoRan Copper & Gold (-21.3%), the United Kingdom's Rio Tinto (-12.6%) and Alcoa (-13.1%) all lost value. In spite of these negative shorter term numbers, this segment of the fund's portfolio appreciated considerably for the 12 months ended June 30, 2004.

BUILDING THE PORTFOLIO

In assembling the fund's holdings, the investment professionals who manage Fundamental Investors rely on a method of portfolio management known as the multiple portfolio counselor system. This system divides fund assets into portions, each of which is independently managed -- within the fund's guidelines -- by one of the fund's five portfolio counselors. Research analysts manage a share as well. And though they all employ a research-driven, company-by-company approach to stock selection, no two have the exact same investment perspective.

For Fundamental Investors, this approach has resulted in an actively managed portfolio of holdings that looks different from that of the fund's unmanaged benchmark, the S&P 500.

A sampling of industry concentrations underscores the distinction: Whereas energy stocks comprise 6.6% of the S&P, they are 12.1% of the fund's portfolio; financials account for 20.3% of the index, but only 10.6% of the fund's holdings; information technology stocks make up 17.2% of the S&P, but only 11.0% of Fundamental Investors; and while stocks of companies that manufacture industrial goods add up to 11.5% of the index, they are 14.2% of the fund.

Thanks in part to active portfolio management, Fundamental Investors has had a long-term advantage over all its benchmarks, as seen in the 5-year, 10-year and lifetime results shown in this report.

CONCERNS MAY LINGER

Looking ahead, it's likely that the issues confronting investors during the reporting period will carry into the second half of the fund's fiscal year. Those concerns, taken together with uncertainty relating to November's presidential election and the environment that might result from political changes, call for a measured course.

In the coming months, we will continue to seek out opportunities for the fund, mindful of possible pitfalls, but focused on potential benefits.

We thank you for your continuing commitment to long-term investing.

Cordially,

/s/ James F. Rothenberg             /s/ Dina N. Perry
James F. Rothenberg                 Dina N. Perry
Chairman                            President

August 16, 2004

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS                                             unaudited


CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

RETURNS FOR PERIODS ENDED JUNE 30, 2004
                                                                                              1 year          Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                          +18.00%            +0.14%(1)
Not reflecting CDSC                                                                           +23.00%            +0.56%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                           +21.90%            +1.74%(2)
Not reflecting CDSC                                                                           +22.90%            +1.74%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                                       +23.88%            +2.56%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +16.77%            +3.48%(4)
Not reflecting maximum sales charge                                                           +23.90%            +6.10%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                     +17.76%            +4.35%(5)
Not reflecting CDSC                                                                           +22.76%            +5.93%(5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +21.77%            +5.18%(4)
Not reflecting CDSC                                                                           +22.77%            +5.18%(4)

CLASS 529-E SHARES(3)                                                                         +23.45%            +3.36%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                                       +23.74%           +22.40%(7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and
    Class 529-C shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 23, 2002, when Class 529-F shares were first sold.


INVESTMENT PORTFOLIO, June 30, 2004                                   unaudited


                                                               Percent of
INDUSTRY DIVERSIFICATION                                       Net Assets

[begin pie chart]
Oil & gas                                                           10.70
Aerospace & defense                                                  5.31
Metals & mining                                                      5.11
Pharmaceuticals                                                      4.70
Diversified telecommunication services                               4.69
Other industries                                                    62.69
Bonds & notes                                                        0.88
Cash & equivalents                                                   5.92
                                                                   100.00%
[end pie chart]


                                                                  Percent
                                                                   of net
LARGEST EQUITY HOLDINGS                                            assets

Suncor Energy                                                        2.14
Dow Chemical                                                         2.04
Microsoft                                                            2.01
Time Warner                                                          1.91
Altria Group                                                         1.85
Deere                                                                1.76
Boeing                                                               1.70
Royal Dutch Petroleum                                                1.64
Norsk Hydro                                                          1.63
Raytheon                                                             1.54



                                                                                                 Shares or       Market value
EQUITY SECURITIES - 93.20%                                                                principal amount              (000)
(common and preferred stocks and convertible debentures)

OIL & GAS  -  10.70%
Suncor Energy Inc. (Canada)                                                                     18,451,444           $469,500
Royal Dutch Petroleum Co., New York registered (Netherlands)                                     6,950,000            359,106
Norsk Hydro ASA (Norway)                                                                         2,934,600            190,479
Norsk Hydro ASA (ADR)                                                                            2,559,000            167,487
LUKoil Holding (ADR) (Russia)                                                                    2,025,000            211,612
Shell Canada Ltd. (Canada)                                                                       3,273,200            157,930
Murphy Oil Corp.                                                                                 1,970,000            145,189
Exxon Mobil Corp.                                                                                3,000,000            133,230
Unocal Corp.                                                                                     1,900,000             72,200
Unocal Capital Trust 6.25% convertible preferred 2026                                              450,000             23,175
ChevronTexaco Corp.                                                                              1,000,000             94,110
ConocoPhillips                                                                                   1,200,000             91,548
Burlington Resources Inc.                                                                        2,000,000             72,360
Marathon Oil Corp.                                                                               1,525,000             57,706
Imperial Oil Ltd. (Canada)                                                                       1,189,266             55,681
Occidental Petroleum Corp.                                                                       1,000,000             48,410


AEROSPACE & DEFENSE  -  5.31%
Boeing Co.                                                                                       7,300,000            372,957
Raytheon Co.                                                                                     9,440,612            337,691
Northrop Grumman Corp.                                                                           2,300,000            123,510
Northrop Grumman Corp. 7.25% convertible preferred 2004                                            572,690 units       60,888
General Dynamics Corp.                                                                           1,772,900            176,049
United Technologies Corp.                                                                          650,000             59,462
Bombardier Inc., Class B (Canada)                                                                7,500,000             22,557
Lockheed Martin Corp.                                                                              248,200             12,926


METALS & MINING  -  5.11%
Noranda Inc. (Canada)                                                                           10,512,100            180,419
Alcoa Inc.                                                                                       5,373,800            177,497
BHP Billiton Ltd. (Australia)                                                                   17,995,030            156,572
Rio Tinto PLC (United Kingdom)                                                                   6,000,000            144,314
Freeport-McMoRan Copper & Gold Inc., Class B                                                     3,500,000            116,025
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred  (1)                                31,000             27,838
CONSOL Energy Inc.  (1)                                                                          3,700,000            133,200
Phelps Dodge Corp.  (2)                                                                            800,000             62,008
Massey Energy Co.                                                                                2,011,700             56,750
Inco Ltd. (Canada) (2)                                                                           1,632,300             56,412
BlueScope Steel Ltd. (Australia)                                                                 2,113,020              9,889


PHARMACEUTICALS  -  4.70%
AstraZeneca PLC (Sweden)                                                                         2,660,000            120,874
AstraZeneca PLC  (United Kingdom)                                                                2,000,000             89,752
AstraZeneca PLC (ADR)                                                                            1,676,266             76,505
Sanofi-Synthelabo (France)                                                                       3,350,000            212,339
Eli Lilly and Co.                                                                                2,850,000            199,243
Bristol-Myers Squibb Co.                                                                         4,350,000            106,575
Merck & Co., Inc.                                                                                1,700,000             80,750
Schering-Plough Corp.                                                                            3,900,000             72,072
Forest Laboratories, Inc.  (2)                                                                     700,000             39,641
Pfizer Inc                                                                                       1,000,000             34,280


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.69%
SBC Communications Inc.                                                                         13,050,000            316,462
Verizon Communications Inc.                                                                      5,515,000            199,588
Telefonica, SA (ADR) (Spain)                                                                     2,750,000            122,732
Telefonica, SA                                                                                   2,950,000             43,606
China Telecom Corp. Ltd., Class H (China)                                                      400,000,000            139,758
Telecom Italia SpA, nonvoting (Italy)                                                           34,200,000             75,518
Deutsche Telekom AG (Germany) (2)                                                                2,300,000             40,406
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                   Euro   12,000,000             16,771
Swisscom AG (Switzerland)                                                                          167,510             55,373
AT&T Corp.                                                                                         800,000             11,704
Sprint Corp. - FON Group                                                                           400,000              7,040


MEDIA  -  4.23%
Time Warner Inc.  (2)                                                                           23,815,000            418,668
News Corp. Ltd., preferred (ADR) (Australia)                                                     8,610,000            283,097
Comcast Corp., Class A  (2)                                                                      3,855,000            108,056
Comcast Corp., Class A, special nonvoting stock  (2)                                               500,000             13,805
Dow Jones & Co., Inc.                                                                            1,800,000             81,180
Interpublic Group of Companies, Inc. 1.87% convertible subordinated notes
   2006 (1)                                                                            $         8,168,000              7,678
Interpublic Group of Companies, Inc., Series A, 5.375% convertible
   preferred 2006                                                                                  115,300              5,884
Liberty Media Corp., Class A  (2)                                                                  915,000              8,226
Liberty Media International, Inc., Class A  (2)                                                     45,750              1,697
Antena 3 Television, SA (Spain) (2)                                                                  9,979                528


INSURANCE  -  3.84%
American International Group, Inc.                                                               3,800,000            270,864
XL Capital Ltd., Class A                                                                         1,825,000            137,714
Irish Life & Permanent PLC (Ireland)                                                             7,000,000            107,730
Genworth Financial, Inc. 6.00% convertible preferred 2007                                        2,190,000 units       62,546
Genworth Financial, Inc., Class A                                                                1,000,000             22,950
Allstate Corp.                                                                                   1,500,000             69,825
Willis Group Holdings Ltd.                                                                       1,800,000             67,410
Chubb Corp. 7.00% convertible preferred 2005                                                     1,200,000 units       33,240
Chubb Corp.                                                                                        300,000             20,454
Aon Corp.                                                                                        1,767,400             50,318


COMMERCIAL BANKS  -  3.84%
Bank of America Corp. (acquired FleetBoston Financial Corp.)                                     2,658,400            224,954
Allied Irish Banks, PLC (Ireland)                                                               12,519,483            193,436
Bank of Ireland (Ireland)                                                                       10,165,000            135,787
Cullen/Frost Bankers, Inc.                                                                       2,550,000            114,112
KeyCorp                                                                                          1,700,000             50,813
National Bank of Canada (Canada)                                                                 1,405,000             45,201
St. George Bank Ltd. (Australia)                                                                 2,450,279             37,466
Banco Popolare di Verona e Novara Scrl (Italy)                                                   2,000,000             34,357
Comerica Inc.                                                                                      124,000              6,805


MACHINERY  -  3.61%
Deere & Co.                                                                                      5,500,000            385,770
Caterpillar Inc.                                                                                 2,600,000            206,544
Parker Hannifin Corp.                                                                            2,800,000            166,488
Illinois Tool Works Inc.                                                                           357,200             34,252


CHEMICALS  -  3.31%
Dow Chemical Co.                                                                                10,986,700            447,159
E.I. du Pont de Nemours and Co.                                                                  3,550,000            157,691
Air Products and Chemicals, Inc.                                                                 1,600,000             83,920
Lyondell Chemical Co.                                                                            1,450,000             25,215
Potash Corp. of Saskatchewan Inc. (Canada)                                                          69,200              6,705
IMC Global Inc.                                                                                    449,400              6,022


INDUSTRIAL CONGLOMERATES  -  3.24%
General Electric Co.                                                                             9,500,000            307,800
3M Co.                                                                                           2,600,000            234,026
Tyco International Ltd.                                                                          5,125,000            169,842


MULTI-UTILITIES & UNREGULATED POWER  -  2.79%
Dominion Resources, Inc.                                                                         4,590,000            289,537
Duke Energy Corp.                                                                                7,275,000            147,610
Questar Corp.                                                                                    3,000,000            115,920
Public Service Enterprise Group Inc.                                                             1,480,000             59,244


SPECIALTY RETAIL  -  2.45%
Lowe's Companies, Inc.                                                                           5,524,900            290,333
Limited Brands, Inc.                                                                            13,200,000            246,840


PAPER & FOREST PRODUCTS  -  2.44%
International Paper Co.                                                                          5,275,000            235,793
Weyerhaeuser Co.                                                                                 2,883,000            181,975
Oji Paper Co., Ltd. (Japan)                                                                      6,500,000             41,617
Bowater Inc.                                                                                       700,000             29,113
Georgia-Pacific Corp., Georgia-Pacific Group                                                       698,640             25,836
Norske Skogindustrier ASA, Class A (Norway)                                                      1,140,000             20,285


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  2.42%
Texas Instruments Inc.                                                                          11,463,024            277,176
Intersil Corp., Class A                                                                          5,475,000            118,588
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022 (3)                       $      24,050,000             24,531
Advanced Micro Devices, Inc.  (2)                                                                1,500,000             23,850
Maxim Integrated Products, Inc.                                                                    900,939             47,227
Linear Technology Corp.                                                                            750,000             29,602
ASML Holding NV 5.50% convertible notes 2010 (Netherlands)                               Euro    6,000,000              9,508


FOOD PRODUCTS  -  2.32%
Unilever NV, New York registered (Netherlands)                                                   4,100,000            280,891
ConAgra Foods, Inc.                                                                              3,100,000             83,948
Sara Lee Corp.                                                                                   3,375,000             77,591
General Mills, Inc.                                                                              1,404,200             66,742


SOFTWARE  -  2.01%
Microsoft Corp.                                                                                 15,465,000            441,680


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.89%
Agilent Technologies, Inc.  (2)                                                                  4,000,000            117,120
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (3)                         $      15,074,000             15,941
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (1)  (3)                    $      10,370,000             10,966
Hitachi, Ltd. (Japan)                                                                           20,000,000            137,382
Sanmina Corp. 0% convertible subordinated debentures 2020                                $     166,000,000             86,943
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                         $       7,500,000              7,050
Solectron Corp.  (2)                                                                             3,529,040             22,833
Murata Manufacturing Co., Ltd. (Japan)                                                             300,000             17,068


TOBACCO  -  1.85%
Altria Group, Inc.                                                                               8,114,800            406,146


COMPUTERS & PERIPHERALS  -  1.66%
International Business Machines Corp.                                                            2,225,000            196,134
Sun Microsystems, Inc.  (2)                                                                     24,000,000            104,160
Hewlett-Packard Co.                                                                              3,000,000             63,300


COMMUNICATIONS EQUIPMENT  -  1.61%
Motorola, Inc.                                                                                   7,000,000            127,750
Motorola, Inc. 7.00% convertible preferred 2004                                                    800,000 units       39,504
Cisco Systems, Inc.  (2)                                                                         7,000,000            165,900
Corning Inc.  (2)                                                                                1,520,000             19,851


IT SERVICES  -  1.44%
Automatic Data Processing, Inc.                                                                  4,400,000            184,272
Sabre Holdings Corp., Class A                                                                    2,645,304             73,301
Electronic Data Systems Corp.                                                                    1,635,702             31,324
Ceridian Corp.  (2)                                                                              1,200,000             27,000


ENERGY EQUIPMENT & SERVICES  -  1.42%
Halliburton Co.                                                                                  5,600,000            169,456
Baker Hughes Inc.                                                                                3,800,000            143,070


MULTILINE RETAIL  -  1.32%
Target Corp.                                                                                     4,890,000            207,678
May Department Stores Co.                                                                        3,000,000             82,470


CAPITAL MARKETS  -  1.26%
J.P. Morgan Chase & Co.                                                                          7,150,000            277,206


THRIFTS & MORTGAGE FINANCE  -  1.19%
Fannie Mae                                                                                       2,967,800            211,782
Independence Community Bank Corp.                                                                1,366,000             49,722


BEVERAGES  -  1.16%
Anheuser-Busch Companies, Inc.                                                                   2,900,000            156,600
PepsiCo, Inc.                                                                                    1,800,000             96,984


ELECTRIC UTILITIES  -  1.14%
DTE Energy Co.                                                                                   1,606,900             65,144
American Electric Power Co., Inc.                                                                1,902,100             60,867
Pinnacle West Capital Corp.                                                                      1,000,000             40,390
FPL Group, Inc.                                                                                    525,000             33,574
E.ON AG (Germany)                                                                                  300,000             21,643
FirstEnergy Corp.                                                                                  569,200             21,294
Entergy Corp.                                                                                      150,000              8,402


AUTOMOBILES  -  0.93%
Toyota Motor Corp. (Japan)                                                                       3,000,000            121,284
General Motors Corp.                                                                             1,800,000             83,862


ROAD & RAIL  -  0.88%
Union Pacific Corp.                                                                              2,000,000            118,900
Burlington Northern Santa Fe Corp.                                                               2,100,000             73,647


CONTAINERS & PACKAGING  -  0.87%
Temple-Inland Inc.                                                                               2,750,000            190,438


FOOD & STAPLES RETAILING  -  0.73%
Walgreen Co.                                                                                     3,845,000            139,227
SYSCO Corp.                                                                                        600,000             21,522


ELECTRICAL EQUIPMENT  -  0.64%
Emerson Electric Co.                                                                             2,200,000            139,810


AUTO COMPONENTS  -  0.59%
Magna International Inc., Class A (Canada)                                                       1,000,000             85,170
Dana Corp.                                                                                       2,215,300             43,420


WIRELESS TELECOMMUNICATION SERVICES  -  0.58%
KDDI Corp. (Japan)                                                                                  20,000            114,150
Vodafone Group PLC (United Kingdom)                                                              5,850,000             12,813


HEALTH CARE PROVIDERS & SERVICES  -  0.49%
CIGNA Corp.                                                                                        725,000             49,887
HCA Inc.                                                                                         1,000,000             41,590
Aetna Inc.                                                                                         196,000             16,660


REAL ESTATE  -  0.47%
Equity Residential                                                                               3,000,000             89,190
MI Developments Inc., Class A (Canada)                                                             500,000             13,500


GAS UTILITIES  -  0.36%
KeySpan Corp.                                                                                    1,584,000             58,133
Tokyo Gas Co., Ltd. (Japan)                                                                      6,025,000             21,327


HOUSEHOLD PRODUCTS  -  0.30%
Procter & Gamble Co.                                                                             1,200,000             65,328


OTHER  -  0.92%
Allied Waste Industries, Inc.  (2)                                                               2,000,000             26,360
Allied Waste Industries, Inc., Series C, 6.25% convertible preferred 2006                          360,000             25,661
Amgen Inc.  (2)                                                                                    500,000             27,285
Continental Airlines, Inc., Class B  (2)                                                         2,300,000             26,151
Southwest Airlines Co.                                                                           1,500,000             25,155
Starbucks Corp.  (2)                                                                               545,000             23,697
Fairmont Hotels & Resorts Inc. (Canada)                                                            750,000             20,213
Avon Products, Inc.                                                                                340,000             15,688
InterActiveCorp  (2)                                                                               456,000             13,744


MISCELLANEOUS  -  2.49%
Other equity securities in initial period of acquisition                                                              545,415


TOTAL EQUITY SECURITIES (cost: $17,382,529,000)                                                                    20,458,802




                                                                                          Principal amount       Market value
BONDS & NOTES - 0.88%                                                                                (000)              (000)

AIRLINES  -  0.64%
Northwest Airlines, Inc.:
 8.875% 2006                                                                             $          58,185             49,748
 7.625% 2005                                                                                        37,860             37,292
 9.875% 2007                                                                                        15,335             12,191
 7.875% 2008                                                                                        16,566             11,762
Continental Airlines, Inc. 8.00% 2005                                                               28,600             25,383
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016 (4)                                              11,500              4,370


MEDIA  -  0.24%
Charter Communications, Inc. 8.25% 2007                                                             50,000             46,000
Time Warner Inc. 10.15% 2012                                                                         6,000              7,651



TOTAL BONDS & NOTES (cost: $201,739,000)                                                                              194,397




                                                                                          Principal amount       Market value
SHORT-TERM SECURITIES - 5.78%                                                                        (000)              (000)

CORPORATE SHORT-TERM NOTES  -  4.85%
Procter & Gamble Co. 1.05%-1.20% due 7/6-8/31/2004 (1)                                   $         100,000             99,890
Receivables Capital Co., LLC 1.08%-1.21% due 7/13-8/13/2004 (1)                                     73,400             73,350
Bank of America Corp. 1.08% due 8/6/2004                                                            25,000             24,969
Clipper Receivables Company, LLC 1.07%-1.30% due 7/19-7/23/2004 (1)                                 94,500             94,437
CAFCO, LLC 1.10%-1.19% due 7/16-8/5/2004 (1)                                                        84,800             84,730
Three Pillars Funding, LLC 1.06%-1.07% due 7/1/2004 (1)                                             80,000             79,998
IBM Credit Corp. 1.06%-1.07% due 7/26-8/2/2004                                                      75,000             74,935
DuPont (E.I.) de Nemours & Co. 1.09%-1.25% due 7/22-8/18/2004                                       75,000             74,924
Pfizer Inc 1.05%-1.27% due 7/19-8/24/2004 (1)                                                       73,500             73,402
Variable Funding Capital Corp. 1.07%-1.27% due 7/9-8/13/2004 (1)                                    66,500             66,429
Edison Asset Securitization LLC 1.06%-1.10% due 7/8-8/9/2004 (1)                                    63,602             63,549
Coca-Cola Co. 1.03%-1.24% due 7/6-8/17/2004                                                         60,000             59,952
Park Avenue Receivables Corp., LLC 1.26% due 7/28/2004 (1)                                          50,000             49,951
Netjets Inc. 1.18%-1.25% due 8/20-8/25/2004 (1)                                                     50,000             49,902
Private Export Funding Corp. 1.03% due 7/7/2004 (1)                                                 35,000             34,993
Eli Lilly and Co. 1.32% due 10/1/2004 (1)                                                           35,000             34,861
Harley-Davidson Funding Corp. 1.05%-1.16% due 7/16-7/29/2004 (1)                                    25,000             24,984


FEDERAL AGENCY DISCOUNT NOTES  -  0.48%
Federal Farm Credit Banks 1.24% due 9/8/2004                                                        50,000             49,861
International Bank for Reconstruction and Development 1.02% due 7/14/2004                           30,000             29,988
Fannie Mae 1.37% due 9/8/2004                                                                       25,000             24,933


U.S. TREASURIES  -  0.45%
U.S. Treasury Bills 0.915%-1.15% due 7/15-8/26/2004                                                 99,200             99,073



TOTAL SHORT-TERM SECURITIES (cost: $1,269,187,000)                                                                  1,269,111


TOTAL INVESTMENT SECURITIES (cost: $18,853,455,000)                                                                21,922,310
OTHER ASSETS LESS LIABILITIES                                                                                          30,424

NET ASSETS                                                                                                        $21,952,734

(1)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.
(2)  Security did not produce income during the last 12 months.
(3)  Coupon rate may change periodically.
(4)  Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE DECEMBER 31, 2003:
Advanced Micro Devices
Aetna
Banco Popolare di Verona e Novara
ConAgra Foods
Fairmont Hotels & Resorts
FPL Group
Genworth Financial
IMC Global
Intersil
KDDI
Liberty Media International
Marathon Oil
Noranda
Occidental Petroleum
Pinnacle West Capital
Procter & Gamble
Starbucks
Tokyo Gas
Willis Group Holdings


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE DECEMBER 31, 2003:
21st Century Insurance
Arch Coal
Coca-Cola
Colgate-Palmolive
Constellation Energy Group
Eaton
El Paso
H.J. Heinz
Honeywell International
Kraft Foods
NEC
NiSource
Shin-Etsu Chemical
St. Paul Companies
TXU
United Parcel Service
UnitedGlobalCom



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at June 30, 2004                              (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $18,853,455)                                                          $21,922,310
 Cash                                                                                                               2,877
 Receivables for:
  Sales of investments                                                               18,828
  Sales of fund's shares                                                             21,153
  Dividends and interest                                                             41,349                        81,330
                                                                                                               22,006,517
LIABILITIES:
 Payables for:
  Purchases of investments                                                           26,002
  Repurchases of fund's shares                                                       15,015
  Investment advisory services                                                        4,792
  Services provided by affiliates                                                     6,790
  Deferred Directors' compensation                                                    1,036
  Other fees and expenses                                                               148                        53,783
NET ASSETS AT JUNE 30, 2004                                                                                   $21,952,734

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                   $19,617,089
 Undistributed net investment income                                                                              118,114
 Accumulated net realized loss                                                                                   (851,364)
 Net unrealized appreciation                                                                                    3,068,895
NET ASSETS AT JUNE 30, 2004                                                                                   $21,952,734


TOTAL AUTHORIZED CAPITAL STOCK - 1,000,000 SHARES, $1.00 PAR VALUE
   (745,509 TOTAL SHARES OUTSTANDING)

                                                                                           Shares                Net asset value
                                                             Net assets               outstanding            value per share (1)
Class A                                                      $19,669,489                  667,867                        $29.45
Class B                                                          875,190                   29,770                         29.40
Class C                                                          472,807                   16,096                         29.37
Class F                                                          401,743                   13,646                         29.44
Class 529-A                                                      112,788                    3,832                         29.44
Class 529-B                                                       23,218                      789                         29.43
Class 529-C                                                       35,587                    1,209                         29.43
Class 529-E                                                        5,700                      194                         29.43
Class 529-F                                                        1,595                       54                         29.42
Class R-1                                                          4,583                      156                         29.39
Class R-2                                                         69,920                    2,380                         29.37
Class R-3                                                         92,623                    3,149                         29.42
Class R-4                                                         68,016                    2,312                         29.42
Class R-5                                                        119,475                    4,055                         29.46
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $31.25 and
    $31.24, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended June 30, 2004                  (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $8,674)                                                             $240,380
  Interest                                                                               30,296                      $270,676

 Fees and expenses:
  Investment advisory services                                                           28,999
  Distribution services                                                                  31,878
  Transfer agent services                                                                 9,908
  Administrative services                                                                 1,340
  Reports to shareholders                                                                   539
  Registration statement and prospectus                                                     362
  Postage, stationery and supplies                                                        1,158
  Directors' compensation                                                                   168
  Auditing and legal                                                                         63
  Custodian                                                                                 667
  State and local taxes                                                                       1
  Other                                                                                      78
  Total expenses before reimbursement                                                    75,161
   Reimbursement of expenses                                                                 95                        75,066
 Net investment income                                                                                                195,610

NET REALIZED GAIN AND UNREALIZED
 DEPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                           579,064
  Non-U.S. currency transactions                                                         (1,404)                      577,660
 Net unrealized depreciation on:
  Investments                                                                          (187,354)
  Non-U.S. currency translations                                                           (250)                     (187,604)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                              390,056
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                     $585,666


See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                               Six months             Year ended
                                                                                           ended June 30,           December 31,
                                                                                                    2004*                   2003
OPERATIONS:
 Net investment income                                                                           $195,610               $358,360
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                                  577,660               (603,496)
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                              (187,604)             5,356,683
  Net increase in net assets
   resulting from operations                                                                      585,666              5,111,547

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME AND CURRENCY GAINS                     (142,496)              (283,809)

CAPITAL SHARE TRANSACTIONS                                                                        325,527                (69,713)

TOTAL INCREASE IN NET ASSETS                                                                      768,697              4,758,025

NET ASSETS:
 Beginning of period                                                                           21,184,037             16,426,012
 End of period (including undistributed
  net investment income: $118,114 and $65,000,
  respectively)                                                                               $21,952,734            $21,184,037

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales   Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                 None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.  FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2004, the cost of investment securities for federal income tax purposes was $18,865,729,000.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                 $      119,290
Accumulated short-term capital losses                                                                      (1,237,673)
Undistributed long-term capital gains                                                                         398,442
Gross unrealized appreciation on investment securities                                                      3,892,140
Gross unrealized depreciation on investment securities                                                      (835,559)

At the beginning of the period, the fund had capital loss carryforwards of $95,779,000, $577,387,000 and $740,962,000 expiring in 2009, 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in future years through the expiration dates. During the six months ended June 30, 2004, the fund realized, on a tax basis, a net capital gain of $574,897,000. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax basis distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):


Share class                                        Six months ended June 30, 2004          Year ended December 31, 2003
Class A                                                                 $ 133,502                             $ 267,613
Class B                                                                     2,657                                 6,070
Class C                                                                     1,241                                 2,626
Class F                                                                     2,390                                 3,841
Class 529-A                                                                   656                                   962
Class 529-B                                                                    46                                    89
Class 529-C                                                                    72                                   127
Class 529-E                                                                    25                                    35
Class 529-F                                                                     9                                     8
Class R-1                                                                       8                                     7
Class R-2                                                                     174                                   213
Class R-3                                                                     380                                   477
Class R-4                                                                     388                                   415
Class R-5                                                                     948                                 1,326
Total                                                                   $ 142,496                             $ 283,809


4.  FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.246% on such assets in excess of $27 billion. The Board of Directors approved an amended agreement effective June 1, 2004, reducing the existing annual rates to 0.245% from 0.248% on daily net assets in excess of $21 billion but not exceeding $27 billion and 0.240% from 0.246% on such assets in excess of $27 billion. For the six months ended June 30, 2004, the investment advisory services fee was $28,999,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months, but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2004, there were no unreimbursed expenses subject to reimbursement for classes A and 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2004, CRMC voluntarily agreed to pay a portion of these fees for classes R-1 and R-2. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the  agreements  described on the previous page for the
          six  months  ended  June  30,  2004,  were  as  follows   (dollars  in
          thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $24,090          $9,459         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          4,259             449          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          2,213          Included             $332                $63            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           445           Included              267                 26            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          91           Included              75                  8                  $50
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         104           Included              16                  5                   10
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         156           Included              23                  6                   16
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          13           Included               4                  -*                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          2            Included               1                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           17           Included               2                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          218           Included              44                 172            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          197           Included              59                  52            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           73           Included              44                  -*            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              58                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $31,878          $9,908              $925               $335                 $80
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $93,000 in current fees (either paid in cash or deferred) and a net increase of $75,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                          Sales(1)                     Reinvestments of dividends
                                                                Amount       Shares                  Amount          Shares
SIX MONTHS ENDED JUNE 30, 2004
Class A                                                    $ 1,146,914       39,330               $ 125,906           4,381
Class B                                                         61,560        2,112                   2,564              89
Class C                                                         77,585        2,667                   1,190              42
Class F                                                        119,635        4,104                   2,102              73
Class 529-A                                                     24,416          839                     656              23
Class 529-B                                                      4,376          150                      46               2
Class 529-C                                                      8,771          301                      72               3
Class 529-E                                                      1,182           41                      25               1
Class 529-F                                                        488           17                       9              -*
Class R-1                                                        2,919          101                       8              -*
Class R-2                                                       30,309        1,042                     174               6
Class R-3                                                       35,737        1,228                     380              13
Class R-4                                                       24,859          856                     388              14
Class R-5                                                       13,157          450                     827              29
Total net increase
   (decrease)                                              $ 1,551,908       53,238               $ 134,347           4,676

YEAR ENDED DECEMBER 31, 2003
Class A                                                    $ 1,760,807       73,050               $ 252,281          10,556
Class B                                                        106,466        4,450                   5,861             248
Class C                                                        103,912        4,277                   2,524             106
Class F                                                        105,565        4,359                   3,347             139
Class 529-A                                                     32,444        1,333                     962              40
Class 529-B                                                      7,209          297                      89               4
Class 529-C                                                     11,156          458                     127               5
Class 529-E                                                      2,001           83                      35               1
Class 529-F                                                        730           30                       8              -*
Class R-1                                                        2,361           97                       7              -*
Class R-2                                                       37,622        1,581                     213               9
Class R-3                                                       57,216        2,436                     461              19
Class R-4                                                       35,621        1,487                     415              17
Class R-5                                                       42,345        1,675                   1,097              45
Total net increase
   (decrease)                                              $ 2,305,455       95,613               $ 267,427          11,189




Share class                                                       Repurchases(1)                     Net increase (decrease)
                                                                Amount       Shares                  Amount          Shares
SIX MONTHS ENDED JUNE 30, 2004
Class A                                                   $ (1,214,525)     (41,734)               $ 58,295           1,977
Class B                                                        (42,743)      (1,470)                 21,381             731
Class C                                                        (28,538)        (984)                 50,237           1,725
Class F                                                        (37,854)      (1,302)                 83,883           2,875
Class 529-A                                                     (2,429)         (84)                 22,643             778
Class 529-B                                                       (279)         (10)                  4,143             142
Class 529-C                                                       (690)         (24)                  8,153             280
Class 529-E                                                        (59)          (2)                  1,148              40
Class 529-F                                                        (47)          (2)                    450              15
Class R-1                                                         (551)         (19)                  2,376              82
Class R-2                                                       (6,806)        (234)                 23,677             814
Class R-3                                                      (10,823)        (372)                 25,294             869
Class R-4                                                       (6,012)        (207)                 19,235             663
Class R-5                                                       (9,372)        (323)                  4,612             156
Total net increase
   (decrease)                                             $ (1,360,728)     (46,767)              $ 325,527          11,147

YEAR ENDED DECEMBER 31, 2003
Class A                                                   $ (2,408,135)    (101,674)             $ (395,047)        (18,068)
Class B                                                        (82,223)      (3,502)                 30,104           1,196
Class C                                                        (46,686)      (1,989)                 59,750           2,394
Class F                                                        (68,012)      (2,847)                 40,900           1,651
Class 529-A                                                     (1,893)         (78)                 31,513           1,295
Class 529-B                                                       (373)         (15)                  6,925             286
Class 529-C                                                       (881)         (35)                 10,402             428
Class 529-E                                                        (81)          (3)                  1,955              81
Class 529-F                                                        (29)          (1)                    709              29
Class R-1                                                         (760)         (31)                  1,608              66
Class R-2                                                       (8,100)        (342)                 29,735           1,248
Class R-3                                                      (15,665)        (670)                 42,012           1,785
Class R-4                                                       (4,201)        (174)                 31,835           1,330
Class R-5                                                       (5,556)        (217)                 37,886           1,503
Total net increase
   (decrease)                                             $ (2,642,595)    (111,578)              $ (69,713)         (4,776)

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6.  RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2004, the total value of restricted securities was $1,010,158,000, which represented 4.60% of the net assets of the fund.

7.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,811,349,000 and $2,917,903,000, respectively, during the six months ended June 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2004, the custodian fee of $667,000 included $2,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                   Income (loss) from investment operations (2)
                                                                                                             Net
                                                                    Net asset                      gains (losses)
                                                                       value,             Net      on securities     Total from
                                                                    beginning      investment     (both realized     investment
                                                                    of period          income     and unrealized)    operations
CLASS A:
 Six months ended 6/30/2004 (5)                                        $28.85            $.27               $.53           $.80
 Year ended 12/31/2003                                                  22.23             .50               6.52           7.02
 Year ended 12/31/2002                                                  27.45             .42              (5.14)         (4.72)
 Year ended 12/31/2001                                                  31.16             .40              (3.34)         (2.94)
 Year ended 12/31/2000                                                  32.59             .42                .90           1.32
 Year ended 12/31/1999                                                  28.92             .41               6.45           6.86
CLASS B:
 Six months ended 6/30/2004 (5)                                         28.80             .16                .53            .69
 Year ended 12/31/2003                                                  22.19             .31               6.51           6.82
 Year ended 12/31/2002                                                  27.40             .23              (5.14)         (4.91)
 Year ended 12/31/2001                                                  31.12             .18              (3.34)         (3.16)
 Period from 3/15/2000 to 12/31/2000                                    31.93             .15               1.02           1.17
CLASS C:
 Six months ended 6/30/2004 (5)                                         28.78             .15                .52            .67
 Year ended 12/31/2003                                                  22.17             .30               6.51           6.81
 Year ended 12/31/2002                                                  27.39             .21              (5.14)         (4.93)
 Period from 3/15/2001 to 12/31/2001                                    28.52             .11              (1.13)         (1.02)
CLASS F:
 Six months ended 6/30/2004 (5)                                         28.84             .27                .52            .79
 Year ended 12/31/2003                                                  22.22             .49               6.52           7.01
 Year ended 12/31/2002                                                  27.44             .40              (5.14)         (4.74)
 Period from 3/15/2001 to 12/31/2001                                    28.56             .28              (1.12)          (.84)
CLASS 529-A:
 Six months ended 6/30/2004 (5)                                         28.84             .26                .53            .79
 Year ended 12/31/2003                                                  22.22             .50               6.52           7.02
 Period from 2/15/2002 to 12/31/2002                                    26.71             .33              (4.34)         (4.01)
CLASS 529-B:
 Six months ended 6/30/2004 (5)                                         28.83             .14                .52            .66
 Year ended 12/31/2003                                                  22.22             .27               6.52           6.79
 Period from 2/19/2002 to 12/31/2002                                    26.27             .16              (3.91)         (3.75)
CLASS 529-C:
 Six months ended 6/30/2004 (5)                                         28.83             .14                .53            .67
 Year ended 12/31/2003                                                  22.22             .27               6.52           6.79
 Period from 2/15/2002 to 12/31/2002                                    26.71             .16              (4.34)         (4.18)
CLASS 529-E:
 Six months ended 6/30/2004 (5)                                         28.83             .21                .53            .74
 Year ended 12/31/2003                                                  22.21             .40               6.52           6.92
 Period from 3/7/2002 to 12/31/2002                                     28.13             .26              (5.85)         (5.59)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                                         28.82             .25                .53            .78
 Year ended 12/31/2003                                                  22.22             .45               6.52           6.97
 Period from 9/23/2002 to 12/31/2002                                    21.22             .12               1.08           1.20




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                   Income (loss) from investment operations (2)
                                                                                                             Net
                                                                    Net asset                       gains(losses)
                                                                       value,             Net      on securities     Total from
                                                                    beginning      investment     (both realized     investment
                                                                    of period          income     and unrealized)    operations
CLASS R-1:
 Six months ended 6/30/2004 (5)                                        $28.79            $.15               $.53           $.68
 Year ended 12/31/2003                                                  22.19             .27               6.54           6.81
 Period from 6/19/2002 to 12/31/2002                                    26.04             .13              (3.75)         (3.62)
CLASS R-2:
 Six months ended 6/30/2004 (5)                                         28.77             .16                .53            .69
 Year ended 12/31/2003                                                  22.18             .30               6.51           6.81
 Period from 5/21/2002 to 12/31/2002                                    27.39             .14              (5.13)         (4.99)
CLASS R-3:
 Six months ended 6/30/2004 (5)                                         28.82             .21                .53            .74
 Year ended 12/31/2003                                                  22.21             .40               6.52           6.92
 Period from 6/4/2002 to 12/31/2002                                     26.66             .18              (4.38)         (4.20)
CLASS R-4:
 Six months ended 6/30/2004 (5)                                         28.83             .27                .51            .78
 Year ended 12/31/2003                                                  22.21             .48               6.53           7.01
 Period from 7/25/2002 to 12/31/2002                                    21.75             .22                .55            .77
CLASS R-5:
 Six months ended 6/30/2004 (5)                                         28.86             .31                .53            .84
 Year ended 12/31/2003                                                  22.23             .56               6.53           7.09
 Period from 5/15/2002 to 12/31/2002                                    27.62             .28              (5.34)         (5.06)



FINANCIAL HIGHLIGHTS (1)

                                                                             Dividends and distributions

                                                                    Dividends
                                                                     (from net   Distributions              Total     Net asset
                                                                    investment   (from capital      dividends and    value, end
                                                                       income)          gains)      distributions     of period
CLASS A:
 Six months ended 6/30/2004 (5)                                         $(.20)            $ -              $(.20)        $29.45
 Year ended 12/31/2003                                                   (.40)              -               (.40)         28.85
 Year ended 12/31/2002                                                   (.50)              -               (.50)         22.23
 Year ended 12/31/2001                                                   (.40)           (.37)              (.77)         27.45
 Year ended 12/31/2000                                                   (.40)          (2.35)             (2.75)         31.16
 Year ended 12/31/1999                                                   (.40)          (2.79)             (3.19)         32.59
CLASS B:
 Six months ended 6/30/2004 (5)                                          (.09)              -               (.09)         29.40
 Year ended 12/31/2003                                                   (.21)              -               (.21)         28.80
 Year ended 12/31/2002                                                   (.30)              -               (.30)         22.19
 Year ended 12/31/2001                                                   (.19)           (.37)              (.56)         27.40
 Period from 3/15/2000 to 12/31/2000                                     (.13)          (1.85)             (1.98)         31.12
CLASS C:
 Six months ended 6/30/2004 (5)                                          (.08)              -               (.08)         29.37
 Year ended 12/31/2003                                                   (.20)              -               (.20)         28.78
 Year ended 12/31/2002                                                   (.29)              -               (.29)         22.17
 Period from 3/15/2001 to 12/31/2001                                     (.11)              -               (.11)         27.39
CLASS F:
 Six months ended 6/30/2004 (5)                                          (.19)              -               (.19)         29.44
 Year ended 12/31/2003                                                   (.39)              -               (.39)         28.84
 Year ended 12/31/2002                                                   (.48)              -               (.48)         22.22
 Period from 3/15/2001 to 12/31/2001                                     (.28)              -               (.28)         27.44
CLASS 529-A:
 Six months ended 6/30/2004 (5)                                          (.19)              -               (.19)         29.44
 Year ended 12/31/2003                                                   (.40)              -               (.40)         28.84
 Period from 2/15/2002 to 12/31/2002                                     (.48)              -               (.48)         22.22
CLASS 529-B:
 Six months ended 6/30/2004 (5)                                          (.06)              -               (.06)         29.43
 Year ended 12/31/2003                                                   (.18)              -               (.18)         28.83
 Period from 2/19/2002 to 12/31/2002                                     (.30)              -               (.30)         22.22
CLASS 529-C:
 Six months ended 6/30/2004 (5)                                          (.07)              -               (.07)         29.43
 Year ended 12/31/2003                                                   (.18)              -               (.18)         28.83
 Period from 2/15/2002 to 12/31/2002                                     (.31)              -               (.31)         22.22
CLASS 529-E:
 Six months ended 6/30/2004 (5)                                          (.14)              -               (.14)         29.43
 Year ended 12/31/2003                                                   (.30)              -               (.30)         28.83
 Period from 3/7/2002 to 12/31/2002                                      (.33)              -               (.33)         22.21
CLASS 529-F:
 Six months ended 6/30/2004 (5)                                          (.18)              -               (.18)         29.42
 Year ended 12/31/2003                                                   (.37)              -               (.37)         28.82
 Period from 9/23/2002 to 12/31/2002                                     (.20)              -               (.20)         22.22




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                             Dividends and distributions

                                                                     Dividends
                                                                     (from net   Distributions              Total     Net asset
                                                                    investment   (from capital      dividends and    value, end
                                                                       income)          gains)      distributions     of period
CLASS R-1:
 Six months ended 6/30/2004 (5)                                         $(.08)            $ -              $(.08)        $29.39
 Year ended 12/31/2003                                                   (.21)              -               (.21)         28.79
 Period from 6/19/2002 to 12/31/2002                                     (.23)              -               (.23)         22.19
CLASS R-2:
 Six months ended 6/30/2004 (5)                                          (.09)              -               (.09)         29.37
 Year ended 12/31/2003                                                   (.22)              -               (.22)         28.77
 Period from 5/21/2002 to 12/31/2002                                     (.22)              -               (.22)         22.18
CLASS R-3:
 Six months ended 6/30/2004 (5)                                          (.14)              -               (.14)         29.42
 Year ended 12/31/2003                                                   (.31)              -               (.31)         28.82
 Period from 6/4/2002 to 12/31/2002                                      (.25)              -               (.25)         22.21
CLASS R-4:
 Six months ended 6/30/2004 (5)                                          (.19)              -               (.19)         29.42
 Year ended 12/31/2003                                                   (.39)              -               (.39)         28.83
 Period from 7/25/2002 to 12/31/2002                                     (.31)              -               (.31)         22.21
CLASS R-5:
 Six months ended 6/30/2004 (5)                                          (.24)              -               (.24)         29.46
 Year ended 12/31/2003                                                   (.46)              -               (.46)         28.86
 Period from 5/15/2002 to 12/31/2002                                     (.33)              -               (.33)         22.23





FINANCIAL HIGHLIGHTS (1)


                                                                            Ratio of expenses   Ratio of expenses         Ratio of
                                                               Net assets,     to average net      to average net       net income
                                                     Total   end of period      assets before        assets after       to average
                                                 return (3)   (in millions)     reimbursement    reimbursement (4)      net assets
CLASS A:
 Six months ended 6/30/2004 (5)                      2.79%         $19,669            .65% (6)          .65% (6)          1.87% (6)
 Year ended 12/31/2003                               31.96          19,212             .66               .66               2.08
 Year ended 12/31/2002                              (17.34)         15,201             .67               .67               1.68
 Year ended 12/31/2001                               (9.55)         19,331             .65               .65               1.41
 Year ended 12/31/2000                                4.27          19,872             .64               .64               1.28
 Year ended 12/31/1999                               24.58          16,603             .63               .63               1.33
CLASS B:
 Six months ended 6/30/2004 (5)                       2.41             875            1.40 (6)          1.40 (6)           1.12 (6)
 Year ended 12/31/2003                               30.97             836            1.44              1.44               1.30
 Year ended 12/31/2002                              (17.97)            618            1.45              1.45                .91
 Year ended 12/31/2001                              (10.24)            653            1.42              1.42                .64
 Period from 3/15/2000 to 12/31/2000                  3.73             299            1.39 (6)          1.39 (6)            .53 (6)
CLASS C:
 Six months ended 6/30/2004 (5)                       2.33             473            1.48 (6)          1.48 (6)           1.06 (6)
 Year ended 12/31/2003                               30.93             413            1.50              1.50               1.23
 Year ended 12/31/2002                              (18.06)            266            1.50              1.50                .86
 Period from 3/15/2001 to 12/31/2001                 (3.60)            203            1.55 (6)          1.55 (6)            .49 (6)
CLASS F:
 Six months ended 6/30/2004 (5)                       2.76             402             .71 (6)           .71 (6)           1.85 (6)
 Year ended 12/31/2003                               31.92             311             .71               .71               2.02
 Year ended 12/31/2002                              (17.38)            203             .72               .72               1.65
 Period from 3/15/2001 to 12/31/2001                 (2.97)            153             .74 (6)           .74 (6)           1.31 (6)
CLASS 529-A:
 Six months ended 6/30/2004 (5)                       2.75             113             .75 (6)           .75 (6)           1.80 (6)
 Year ended 12/31/2003                               31.99              88             .68               .68               2.03
 Period from 2/15/2002 to 12/31/2002                (15.16)             39             .76 (6)           .76 (6)           1.64 (6)
CLASS 529-B:
 Six months ended 6/30/2004 (5)                       2.31              23            1.60 (6)          1.60 (6)            .94 (6)
 Year ended 12/31/2003                               30.74              19            1.61              1.61               1.10
 Period from 2/19/2002 to 12/31/2002                (14.35)              8            1.62 (6)          1.62 (6)            .77 (6)
CLASS 529-C:
 Six months ended 6/30/2004 (5)                       2.31              35            1.59 (6)          1.59 (6)            .97 (6)
 Year ended 12/31/2003                               30.75              27            1.60              1.60               1.11
 Period from 2/15/2002 to 12/31/2002                (15.74)             11            1.60 (6)          1.60 (6)            .79 (6)
CLASS 529-E:
 Six months ended 6/30/2004 (5)                       2.58               6            1.06 (6)          1.06 (6)           1.48 (6)
 Year ended 12/31/2003                               31.42               4            1.08              1.08               1.61
 Period from 3/7/2002 to 12/31/2002                 (19.92)              2            1.07 (6)          1.07 (6)           1.35 (6)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                       2.71               2             .81 (6)           .81 (6)           1.76 (6)
 Year ended 12/31/2003                               31.72               1             .82               .82               1.81
 Period from 9/23/2002 to 12/31/2002                  5.65               - (7)         .22               .22                .51




FINANCIAL HIGHLIGHTS (1)                                          (continued)



                                                                             Ratio of expenses   Ratio of expenses         Ratio of
                                                                Net assets,     to average net      to average net       net income
                                                      Total   end of period      assets before        assets after       to average
                                                     return    (in millions)     reimbursement    reimbursement (4)      net assets
CLASS R-1:
 Six months ended 6/30/2004 (5)                       2.35%             $5            1.55% (6)         1.50% (6)          1.06% (6)
 Year ended 12/31/2003                               30.90               2            1.70              1.50               1.08
 Period from 6/19/2002 to 12/31/2002                (13.91)              - (7)        4.20 (6)          1.50 (6)           1.11 (6)
CLASS R-2:
 Six months ended 6/30/2004 (5)                       2.39              70            1.79 (6)          1.46 (6)           1.11 (6)
 Year ended 12/31/2003                               30.93              45            1.94              1.46               1.19
 Period from 5/21/2002 to 12/31/2002                (18.22)              7            1.64 (6)          1.46 (6)           1.05 (6)
CLASS R-3:
 Six months ended 6/30/2004 (5)                       2.58              93            1.07 (6)          1.07 (6)           1.47 (6)
 Year ended 12/31/2003                               31.45              66            1.10              1.08               1.60
 Period from 6/4/2002 to 12/31/2002                 (15.75)             11            1.13 (6)          1.08 (6)           1.41 (6)
CLASS R-4:
 Six months ended 6/30/2004 (5)                       2.77              68             .69 (6)           .69 (6)           1.86 (6)
 Year ended 12/31/2003                               31.91              48             .71               .71               1.94
 Period from 7/25/2002 to 12/31/2002                  3.51               7             .34               .32                .96
CLASS R-5:
 Six months ended 6/30/2004 (5)                       2.92             119             .39 (6)           .39 (6)           2.13 (6)
 Year ended 12/31/2003                               32.34             112             .39               .39               2.30
 Period from 5/15/2002 to 12/31/2002                (18.34)             53             .40 (6)           .40 (6)           1.91 (6)



                                                            Six months ended
                                                                June 30,                    Year ended December 31
                                                                2004(5)            2003      2002      2001      2000      1999

Portfolio turnover rate for all classes of shares                 14%              31%       38%       29%       43%       46%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Fundamental Investors. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of Fundamental Investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
>  FUNDAMENTAL INVESTORS(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDs
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)


THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management

Capital International

Capital Guardian

Capital Bank and Trust

Lit. No. MFGESR-910-0804P

Litho in USA KBD/AL/8083-S1935

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Fundamental Investors, Inc.


                                           By /s/ James F. Rothenberg
                                           -------------------------------------
                                           James F. Rothenberg, Chairman and PEO

                                           Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
---------------------------------------
James F. Rothenberg, Chairman and PEO

Date: September 7, 2004



By /s/ Sheryl F. Johnson
--------------------------------
Sheryl F. Johnson, Treasurer

Date: September 7, 2004